Mining interests - Gramalote Property - Schedule of Purchase Price Calculation (Details) - Gramalote Project $ in Thousands	Oct. 05, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration upon closing	$ 20,000
Fair value of contingent consideration	14,298
Transaction costs	393
Purchase price	$ 34,691